Employee Stock-Based Compensation - Stock Option Valuation (Detail) - Stock Options	3 Months Ended
Mar. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected life	6 years
Expected volatility	75.20%
Expected dividend yield	0.00%
Risk-free rate	1.75%